Supplementary Financial Statement Information - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	[1]
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss for the period, as reported, attributable to shareholders (in Dollars)	$ (7,454)	$ (1,581)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the period	1,965,475	588,276
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)		113,790
Denominator for basic loss per share – weighted number of Ordinary Shares	1,965,475	702,066	[2]
Denominator for diluted loss per share – weighted number of Ordinary Shares	1,965,475	702,066	[2]
Basic loss per Ordinary Share (in Dollars per share)	$ (3.79)	$ (2.25)	[2]
Dilutive loss per Ordinary Share (in Dollars per share)	$ (3.79)	$ (2.25)	[2]

[1]	Post reverse split of shares – see Note 5A.
[2]	Post reverse split, see Note 5A.